Provisions for expected credit losses (Tables)	12 Months Ended
Sep. 30, 2022
Provisions for expected credit losses
Provisions for ECL on loans and credit commitments by stage

	2022				2021
			Non-				Non-
	Performing		performing		Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Consolidated
Provision for ECL on loans
Housing	137	1,082	415	1,634	154	735	607	1,496
Personal	78	220	123	421	124	314	173	611
Business	502	811	838	2,151	495	822	1,172	2,489
Total provision for ECL on loans	717	2,113	1,376	4,206	773	1,871	1,952	4,596
Provisions for ECL on credit commitments
Housing	6	13	-	19	6	6	-	12
Personal	21	30	-	51	29	41	1	71
Business	141	185	23	349	128	173	19	320
Total provision for ECL on credit commitments	168	228	23	419	163	220	20	403
Total provisions for ECL on loans and credit commitments	885	2,341	1,399	4,625	936	2,091	1,972	4,999
Presented as provision for ECL on:
Loans (Note 10)	717	2,113	1,376	4,206	766	1,871	1,952	4,589
Loans included in assets held for sale (Note 38)	-	-	-	-	7	-	-	7
Credit commitments (Note 26)	168	228	23	419	161	220	20	401
Credit commitments included in liabilities held for sale (Note 38)	-	-	-	-	2	-	-	2
Total provisions for ECL on loans and credit commitments	885	2,341	1,399	4,625	936	2,091	1,972	4,999
Of which:
Individually assessed provisions	-	-	452	452	-	-	832	832
Collectively assessed provisions	885	2,341	947	4,173	936	2,091	1,140	4,167
Total provisions for ECL on loans and credit commitments	885	2,341	1,399	4,625	936	2,091	1,972	4,999
Gross loans[1]	614,762	121,845	7,246	743,853	636,551	69,348	9,496	715,395
Credit commitments	184,535	15,217	347	200,099	192,219	7,598	274	200,091
Gross loans and credit commitments	799,297	137,062	7,593	943,952	828,770	76,946	9,770	915,486
Coverage ratio on loans (%)	0.12	1.73	18.99	0.57	0.12	2.70	20.56	0.64
Coverage ratio on loans and credit commitments (%)	0.11	1.71	18.42	0.49	0.11	2.72	20.18	0.55

1.	Includes nil (2021: $1,022 million) gross loans classified as held for sale.

Note 11. Provisions for expected credit losses (continued)

	2022				2021
			Non-				Non-
	Performing		performing		Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Parent Entity
Provision for ECL on loans
Housing	102	1,005	369	1,476	114	669	552	1,335
Personal	69	194	112	375	111	270	151	532
Business	453	656	736	1,845	409	607	1,026	2,042
Total provision for ECL on loans	624	1,855	1,217	3,696	634	1,546	1,729	3,909
Provision for ECL on credit commitments
Housing	4	11	-	15	4	5	-	9
Personal	16	24	-	40	23	34	-	57
Business	133	173	23	329	119	150	19	288
Total provision for ECL on credit commitments	153	208	23	384	146	189	19	354
Total provisions for ECL on loans and credit commitments	777	2,063	1,240	4,080	780	1,735	1,748	4,263
Presented as provision for ECL on:
Loans (Note 10)	624	1,855	1,217	3,696	627	1,546	1,729	3,902
Loans included in assets held for sale (Note 38)	-	-	-	-	7	-	-	7
Credit commitments (Note 26)	153	208	23	384	144	189	19	352
Credit commitments included in liabilities held for sale (Note 38)	-	-	-	-	2	-	-	2
Total provisions for ECL on loans and credit commitments	777	2,063	1,240	4,080	780	1,735	1,748	4,263
Of which:
Individually assessed provisions	-	-	388	388	-	-	724	724
Collectively assessed provisions	777	2,063	852	3,692	780	1,735	1,024	3,539
Total provisions for ECL on loans and credit commitments	777	2,063	1,240	4,080	780	1,735	1,748	4,263
Gross loans[1]	537,339	111,450	6,624	655,413	552,793	61,814	8,730	623,337
Credit commitments	162,950	13,353	329	176,632	167,866	6,365	250	174,481
Gross loans and credit commitments	700,289	124,803	6,953	832,045	720,659	68,179	8,980	797,818
Coverage ratio on loans (%)	0.12	1.66	18.37	0.56	0.11	2.50	19.81	0.63
Coverage ratio on loans and credit commitments (%)	0.11	1.65	17.83	0.49	0.11	2.54	19.47	0.53

1.	Includes nil (2021: $1,022 million) gross loans classified as held for sale.

Movement in provisions for ECL on loans and credit commitments

	Consolidated				Parent Entity
			Non-				Non-
	Performing		performing		Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance as at 30 September 2020	1,084	2,875	2,173	6,132	913	2,390	1,869	5,172
Transfers to Stage 1	1,246	(1,128)	(118)	-	1,058	(960)	(98)	-
Transfers to Stage 2	(200)	1,290	(1,090)	-	(173)	1,094	(921)	-
Transfers to Stage 3	(8)	(507)	515	-	(7)	(449)	456	-
Business activity during the year	122	(223)	(343)	(444)	110	(199)	(298)	(387)
Net remeasurement of provision for ECL	(1,284)	(200)	1,603	119	(1,121)	(140)	1,424	163
Write-offs	-	-	(836)	(836)	-	-	(739)	(739)
Exchange rate and other adjustments	(24)	(16)	68	28	-	(1)	55	54
Balance as at 30 September 2021	936	2,091	1,972	4,999	780	1,735	1,748	4,263
Transfers to Stage 1	912	(792)	(120)	-	748	(646)	(102)	-
Transfers to Stage 2	(235)	1,002	(767)	-	(198)	900	(702)	-
Transfers to Stage 3	(14)	(383)	397	-	(12)	(343)	355	-
Business activity during the year	354	(244)	(340)	(230)	328	(234)	(320)	(226)
Net remeasurement of provision for ECL	(1,066)	689	1,129	752	(875)	651	1,055	831
Write-offs	-	-	(934)	(934)	-	-	(851)	(851)
Exchange rate and other adjustments	(2)	(22)	62	38	6	-	57	63
Balance as at 30 September 2022	885	2,341	1,399	4,625	777	2,063	1,240	4,080

The provisions for ECL on loans and credit commitments can be further disaggregated into the following classes:

	Consolidated				Parent Entity
			Non-				Non-
	Performing		performing		Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Housing
Balance as at 30 September 2020	192	747	977	1,916	149	635	904	1,688
Transfers to Stage 1	283	(265)	(18)	-	246	(237)	(9)	-
Transfers to Stage 2	(36)	677	(641)	-	(32)	624	(592)	-
Transfers to Stage 3	-	(120)	120	-	-	(115)	115	-
Business activity during the year	42	(49)	(180)	(187)	39	(43)	(165)	(169)
Net remeasurement of provision for ECL	(322)	(253)	387	(188)	(284)	(190)	328	(146)
Write-offs	-	-	(76)	(76)	-	-	(63)	(63)
Exchange rate and other adjustments	1	4	38	43	-	-	34	34
Balance as at 30 September 2021	160	741	607	1,508	118	674	552	1,344
Transfers to Stage 1	206	(191)	(15)	-	166	(158)	(8)	-
Transfers to Stage 2	(32)	508	(476)	-	(29)	481	(452)	-
Transfers to Stage 3	-	(90)	90	-	-	(87)	87	-
Business activity during the year	41	(58)	(166)	(183)	38	(55)	(155)	(172)
Net remeasurement of provision for ECL	(229)	191	404	366	(187)	161	363	337
Write-offs	-	-	(45)	(45)	-	-	(35)	(35)
Exchange rate and other adjustments	(3)	(6)	16	7	-	-	17	17
Balance as at 30 September 2022	143	1,095	415	1,653	106	1,016	369	1,491

Note 11. Provisions for expected credit losses (continued)

	Consolidated				Parent Entity
			Non-				Non-
	Performing		performing		Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Personal
Balance as at 30 September 2020	216	408	232	856	190	332	193	715
Transfers to Stage 1	476	(469)	(7)	-	403	(401)	(2)	-
Transfers to Stage 2	(98)	281	(183)	-	(92)	251	(159)	-
Transfers to Stage 3	(1)	(202)	203	-	(1)	(182)	183	-
Business activity during the year	27	(25)	(35)	(33)	28	(20)	(30)	(22)
Net remeasurement of provision for ECL	(468)	360	402	294	(394)	324	386	316
Write-offs	-	-	(461)	(461)	-	-	(438)	(438)
Exchange rate and other adjustments	1	2	23	26	-	-	18	18
Balance as at 30 September 2021	153	355	174	682	134	304	151	589
Transfers to Stage 1	353	(345)	(8)	-	281	(280)	(1)	-
Transfers to Stage 2	(86)	208	(122)	-	(81)	193	(112)	-
Transfers to Stage 3	-	(145)	145	-	-	(133)	133	-
Business activity during the year	18	(16)	(19)	(17)	17	(14)	(16)	(13)
Net remeasurement of provision for ECL	(337)	195	286	144	(266)	148	279	161
Write-offs	-	-	(350)	(350)	-	-	(337)	(337)
Exchange rate and other adjustments	(2)	(2)	17	13	-	-	15	15
Balance as at 30 September 2022	99	250	123	472	85	218	112	415

	Consolidated				Parent Entity
			Non-				Non-
	Performing		performing		Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Business
Balance as at 30 September 2020	676	1,720	964	3,360	574	1,423	772	2,769
Transfers to Stage 1	487	(394)	(93)	-	409	(322)	(87)	-
Transfers to Stage 2	(66)	332	(266)	-	(49)	219	(170)	-
Transfers to Stage 3	(7)	(185)	192	-	(6)	(152)	158	-
Business activity during the year	53	(149)	(128)	(224)	43	(136)	(103)	(196)
Net remeasurement of provision for ECL	(494)	(307)	814	13	(443)	(274)	710	(7)
Write-offs	-	-	(299)	(299)	-	-	(238)	(238)
Exchange rate and other adjustments	(26)	(22)	7	(41)	-	(1)	3	2
Balance as at 30 September 2021	623	995	1,191	2,809	528	757	1,045	2,330
Transfers to Stage 1	353	(256)	(97)	-	301	(208)	(93)	-
Transfers to Stage 2	(117)	286	(169)	-	(88)	226	(138)	-
Transfers to Stage 3	(14)	(148)	162	-	(12)	(123)	135	-
Business activity during the year	295	(170)	(155)	(30)	273	(165)	(149)	(41)
Net remeasurement of provision for ECL	(500)	303	439	242	(422)	342	413	333
Write-offs	-	-	(539)	(539)	-	-	(479)	(479)
Exchange rate and other adjustments	3	(14)	29	18	6	-	25	31
Balance as at 30 September 2022	643	996	861	2,500	586	829	759	2,174

Reconciliation of impairment charges

	Consolidated		Parent Entity
$m	2022	2021	2022	2021
Loans and credit commitments:
Business activity during the year	(230)	(444)	(226)	(387)
Net remeasurement of provision for ECL	752	119	831	163
Impairment charges for debt securities at amortised cost	4	(25)	1	-
Impairment charges for debt securities at FVOCI	(2)	2	(2)	2
Impairment on due from subsidiaries	-	-	25	-
Recoveries	(189)	(242)	(180)	(225)
Impairment charges/(benefits) (Note 6)	335	(590)	449	(447)

Schedule of write-offs net of recoveries to average loans

	Consolidated
%	2022	2021
Write-offs net of recoveries to average loans
Housing	0.01	0.01
Personal	1.28	1.46
Business	0.27	0.15
Total write-offs net of recoveries to average loans	0.10	0.08

Schedule of impact of overlays on the provision for ECL

	Consolidated		Parent Entity
$m	2022	2021	2022	2021
Modelled provision for ECL	3,925	4,352	3,504	3,712
Overlays	700	647	576	551
Total provision for ECL	4,625	4,999	4,080	4,263

Summary of key macroeconomic assumptions for base case scenario

Westpac Economics forecasts used for the different reporting periods are as follows:

Key macroeconomic assumptions for base case scenario	30 September 2022	30 September 2021
Annual GDP: Australia	Forecast growth of 3.4% for calendar year 2022 and 1.0% for calendar year 2023	Forecast growth of 0.1% for calendar year 2021 and 7.4% for calendar year 2022
New Zealand	Forecast growth of 1.9% for calendar year 2022 and 1.6% for calendar year 2023	Forecast growth of 5.6% for calendar year 2021 and 2.3% for calendar year 2022
Commercial property index	Forecast price contraction of 4.7% for calendar year 2022 and 3.0% for calendar year 2023	Forecast price contraction of 0.7% for calendar year 2021 and 4.7% for calendar year 2022
Residential property prices: Australia	Forecast price contraction of 6.5% for calendar year 2022 and 7.8% for calendar year 2023	Forecast price appreciation of 11.8% for calendar year 2021 and 5.0% for calendar year 2022
New Zealand	Forecast price contraction of 10% for calendar year 2022 and 5.0% for calendar year 2023	Forecast price appreciation of 20% for calendar year 2021 and 0% for calendar year 2022
Cash rate	Forecast cash rate of 3.35% at December 2022 and 3.6% at December 2023	Forecast to remain at 10bps over calendar years 2021 and 2022
Unemployment rate: Australia	Forecast rate of 3.1% at December 2022 and 4.4% at December 2023	Forecast rate of 5.4% at December 2021 and 4% at December 2022
New Zealand	Forecast rate of 3.4% at December 2022 and 3.8% at December 2023	Forecast rate of 4.2% at December 2021 and 3.5% at December 2022

Summary of the the probability weighted scenarios

The following sensitivity table shows the reported provision for ECL based on the probability weighted scenarios and what the provisions for ECL would be assuming a 100% weighting to the base case scenario and to the downside scenario (with all other assumptions, held constant).

	Consolidated		Parent Entity
$m	2022	2021	2022	2021
Reported probability-weighted ECL	4,625	4,999	4,080	4,263
100% base case ECL	2,983	3,411	2,582	2,877
100% downside ECL	6,680	7,399	5,947	6,354

Summary of macroeconomic scenario weightings	The following table indicates the weightings applied by the Group and Parent Entity:

Macroeconomic scenario weightings (%)	2022	2021
Upside	5	5
Base	50	55
Downside	45	40